Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

Management has evaluated the impact of subsequent events the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events, except as described below, that would have required adjustment or disclosure in the unaudited condensed financial statements.

Non-Redemption Agreement

On October 8, 2023 and October 10, 2023, the Company and its Sponsor entered into non-redemption agreements (each, a “Non-Redemption Agreement”) with certain unaffiliated third parties (each, a “Holder,” and collectively, the “Holders”) in exchange for the Holder or Holders agreeing either not to request redemption in connection with the Company’s extension or to reverse any previously submitted redemption demand in connection with the Extension with respect to an aggregate of 3,733,263 Class A ordinary shares, par value $0.0001 per share (the “Class A ordinary shares”, and such shares subject to each Non-Redemption Agreement, the “Non-Redeemed Shares”), of the Company sold in its initial public offering (the “IPO”) at the extraordinary general meeting called by the Company to, among other things, approve an amendment to the Company’s amended and restated memorandum and articles of association to extend the date by which the Company must (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “business combination”), (2) cease its operations except for the purpose of winding up if it fails to complete such business combination, and (3) redeem all of the Company’s Class A ordinary shares sold in the Company’s IPO, from 24 months from the closing of our IPO to 25 months from the closing of our IPO or such earlier date as is determined by our Board of Directors (the “Board”) to be in the best interests of the Company (such date, the “Extended Date”), and to allow the Company, without another shareholder vote, by resolution of our Board, to elect to further extend the Extended Date in one-month increments up to five additional times (with each such extension being upon five days’ advance notice in writing), for a total of up to 30 months from the closing of our IPO, unless the closing of a business combination will have occurred prior thereto (each an “Extension”).

Trust Agreement and Extension Amendments

On October 16, 2023, the Company had an extraordinary meeting and in connection with such meeting, the Company received shareholders approval to amend the Trust Agreement and extended the Company’s for additional period. In connection with the extension proposal, holders of 938,987 Class A ordinary shares exercised their right to redeem their shares for cash at a redemption price of approximately $10.66 per share, for an aggregate redemption amount of approximately $10.0 million. As a result, approximately $40.3 million will remain in the Company’s trust account and 3,779,067 Class A ordinary shares remain outstanding.

Registration Rights Agreement Amendment

On October 26, 2023, the Company, the Sponsor and the other parties thereto (the “Holders”) entered into an amendment (the “Registration Rights Agreement Amendment”) to that certain registration rights agreement, dated October 19, 2021, among the Company, the Sponsor and the Holders (the “Registration Rights Agreement”), to, among other things, amend the definition of “Founder Shares Lock-up Period” to conform to the amendment to the transfer restrictions contained in the Letter Agreement as described above under “—Letter Agreement Amendment”.

Subscription Agreement

On October 28, 2023, November 5, 2023, and November 6, 2023, in connection with the Business Combination, the Company entered into a subscription agreement (the “Subscription Agreement”) with a certain investor (the “PIPE Investor”), pursuant to which, among other things, the PIPE Investor has agreed to subscribe for and purchase Class A ordinary shares from the Company. The Subscription Agreement contains customary conditions to closing, including the consummation of the Business Combination. Refer to Form 8-K filed with the SEC on November 6, 2023.

Forward Purchase Agreement

On November 5, 2023 and November 6, 2023, the Company entered into amendments to the Forward Purchase Agreements (each, a “Forward Purchase Agreement Amendment”) with certain of the FPA Parties. The Forward Purchase Agreement Amendments provide that, among other things, the FPA Party will purchase certain units of shares from the Counterparty, subject to a 9.9% ownership limitation; provided that such number of additional shares that may be purchased from the Counterparty shall not exceed (x) the Maximum Number of Shares, minus (y) the Recycled Shares.

Non-Redemption Agreement

On November 3, 2023 and November 5, 2023, in connection with the Business Combination, the Company entered into non-redemption agreements with certain investors (the “NRA Investors”), pursuant to which, among other things, the NRA Investors agreed to reverse the redemptions of up to an aggregate of 1,342,976 Class A ordinary shares of the Company. Refer to Form 8-K filed with the SEC on November 3, 2023 and November 6, 2023.

Consummation of Business Combination

On November 6, 2023, as contemplated in the Business Combination Agreement, the Company consummated the Business Combination, following the approval by the Company’s shareholders at the annual meeting of shareholders held on November 2, 2023. In connection with the closing of the Business Combination, the Company adopted the Memorandum and Articles of Association and changed its name from Worldwide Webb Acquisition Corp. to Aeries Technology, Inc.

Note 9 — Subsequent Events

Management has evaluated the impact of subsequent events through the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, excluding the items discussed below, that would have required adjustment or disclosure in the financial statement.

On March 11, 2023, the Company entered into the Business Combination Agreement (the “Business Combination Agreement”), with WWAC Amalgamation Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned Subsidiary of the Company (“Amalgamation Sub”), and Aark Singapore Pte. Ltd., a Singapore private company limited by shares (“AARK”, together with the Company and Amalgamation Sub, collectively, the “Parties” and individually a “Party”). Aeries Technology Group Business Accelerators Private Limited, an Indian private company limited by shares (“Aeries”), is a subsidiary of AARK. AARK is wholly owned by Mr. Venu Raman Kumar (the “Sole Shareholder”). The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company, Amalgamation Sub and AARK, and by the sole shareholders of each of Amalgamation Sub and AARK. Please refer to the Form 8-K that was filed with the SEC on March 20, 2023.